Property and equipment, net	12 Months Ended
Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Property and equipment, net
7.	Property and equipment, net

Property and equipment consisted of the following:

	December 26, 2020	December 28, 2019
Computer and other equipment	$487	$184
Computer software	8,700	6,653
Furniture and fixtures	974	1,124
Leasehold improvements	2,433	2,702
	12,594	10,663
Less: accumulated depreciation and amortization	(7,645)	(6,377)
	4,949	4,286
Construction-in-process	—	125
Software implementation-in-process	90	45
Total property and equipment, net	$5,039	$4,456

Depreciation and amortization expense related to property and equipment was $1,649 and $2,198 for the years ended December 26, 2020 and December 28, 2019, respectively. In fiscal year 2019, the Company recognized an impairment charge of $18,183 related to the Company’s abandonment of an internally developed point- of-sale software system.